Intangible Assets - Schedule of Composition and Movement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Composition and Movement [Line Items]
Balance as of January 1, 2024	$ 380
Recognitions during the year	3,601
Amortization during the year	(165)
Balance as of December 31, 2024	3,816
hCDR1 [Member]
Schedule of Composition and Movement [Line Items]
Balance as of January 1, 2024	380
Recognitions during the year
Amortization during the year
Balance as of December 31, 2024	380
Developed technology [Member]
Schedule of Composition and Movement [Line Items]
Balance as of January 1, 2024
Recognitions during the year	2,508
Amortization during the year	(134)
Balance as of December 31, 2024	2,374
Customer List [Member]
Schedule of Composition and Movement [Line Items]
Balance as of January 1, 2024
Recognitions during the year	291
Amortization during the year	(11)
Balance as of December 31, 2024	280
Brand [Member]
Schedule of Composition and Movement [Line Items]
Balance as of January 1, 2024
Recognitions during the year	802
Amortization during the year	(20)
Balance as of December 31, 2024	$ 782